Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 28, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2022
Successor
Income Statement [Line Items]
Stock-based compensation		$ 175,000
Predecessor
Income Statement [Line Items]
Stock-based compensation